Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Aug. 20, 2025	Jul. 31, 2025	Jun. 30, 2025	Jun. 04, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Aug. 27, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 26, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Apr. 05, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 20, 2022	Nov. 30, 2022	Oct. 31, 2022	Oct. 04, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Apr. 12, 2021	Mar. 31, 2021	Mar. 02, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Oct. 30, 2018	Oct. 16, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Apr. 09, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Oct. 04, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000261123
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000105864
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000234997
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000259590
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000226517
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000202548
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000161562
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000037683
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000252161
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000057274
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000170115
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000204594
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000155517
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000237985
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000112255
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000245438
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000105867
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000195523
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000105868
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000240884
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000105869
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000225680
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000259588
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000203937
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 11,124	$ 10,735		$ 10,476	$ 10,336	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,811	29,734		29,017	28,629		$ 27,399	$ 25,909	$ 25,670	$ 26,726	$ 26,888	$ 26,015	$ 26,645	$ 25,685	$ 26,274	$ 25,678		$ 25,042	$ 24,644	$ 24,108	$ 23,167	$ 23,957		$ 23,228	$ 22,272	$ 22,142	$ 21,127	$ 19,342	$ 19,942	$ 20,802	$ 21,400	$ 20,644	$ 19,511	$ 19,723		$ 19,443	$ 18,862	$ 19,418	$ 18,119		$ 18,862	$ 17,504		$ 16,508	$ 18,255	$ 18,953	$ 17,716	$ 19,347	$ 19,324	$ 21,005	$ 20,560	$ 21,105	$ 22,195	$ 21,342	$ 21,868	$ 20,806	$ 21,703	$ 21,173	$ 21,028	$ 20,754	$ 20,436		$ 19,580		$ 19,071	$ 18,639	$ 18,724	$ 17,894	$ 15,930	$ 16,327	$ 16,871	$ 15,898	$ 15,099	$ 14,632	$ 14,022	$ 12,665	$ 14,642	$ 15,928	$ 16,106	$ 15,558	$ 15,188	$ 14,783	$ 14,478	$ 14,830	$ 14,787	$ 13,878	$ 14,753	$ 14,271	$ 14,094	$ 13,727	$ 12,722	$ 13,686	$ 13,489			$ 14,582	$ 14,519	$ 14,406	$ 13,984	$ 14,060	$ 14,042		$ 13,910	$ 14,214	$ 14,837	$ 14,045	$ 13,822	$ 13,559		$ 13,283	$ 13,032	$ 12,982	$ 12,629	$ 12,572	$ 12,300	$ 12,112	$ 11,965	$ 11,639	$ 11,329	$ 11,089	$ 11,006	$ 11,196	$ 11,128	$ 11,090	$ 10,632	$ 10,697	$ 10,683	$ 10,528	$ 9,802	$ 9,869	$ 10,503	$ 10,696	$ 10,785	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 18,223	17,581		17,232	16,854		16,038	15,088	15,191	16,098	16,311	15,869	16,257	15,356	15,496	15,172		14,813	14,635	14,128	13,460	14,033		13,596	12,907	12,694	12,142	11,126	11,365	11,934	12,127	11,749	11,021	10,973		10,805	10,422	10,683	10,051	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,473	10,105	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 15,269	14,735		14,380	14,188		13,578	12,840	12,721	13,244	13,325	12,892	13,205	12,729	13,021	12,725		12,410	12,213	11,947	11,481	11,872		11,511	11,037	10,973	10,470	9,585	9,883	10,309	10,605	10,231	9,669	9,774		9,635	9,347	9,623	8,979		9,347	8,674		8,181	9,047	9,393	8,779	9,588	9,576	10,410	10,189	10,459	10,999	10,576	10,837	10,311	10,755	10,493	10,421	10,285	10,128	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 27,914	26,931		26,396	25,816		24,567	23,112	23,270	24,659	24,985	24,308	24,902	23,521	23,737	23,240		22,690	22,417	21,640	20,618	21,496		20,826	19,770	19,444	18,599	17,042	17,408	18,280	18,576	17,997	16,882	16,809		16,551	15,964	16,364	15,396		16,338	15,473		14,314	15,766	16,436	15,049	16,403	16,373	17,937	17,295	17,829	18,801	17,995	18,121	16,934	17,760	17,236	16,836	16,452	16,338		15,510		14,859	14,461	14,608	14,067	12,679	13,026	13,540	12,632	11,958	11,725	11,192	9,920	11,318	12,333	12,338	11,977	11,557	11,312	11,104	11,283	11,123	10,391	11,096	10,664	10,461	10,135	9,384	10,315	10,109	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,811	29,734		29,017	28,629		27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678		25,042	24,644	24,108	23,167	23,957		23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723		19,443	18,862	19,418	18,119		18,862	17,504		16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436		19,580		19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489			14,582	14,519	14,406	13,984	14,060	14,042		13,910	14,214	14,837	14,045	13,822	13,559		13,283	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683	10,528	9,802	9,869	10,503	10,696	10,785	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,811	29,734		29,017	28,629		27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678		25,042	24,644	24,108	23,167	23,957		23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723		19,443	18,862	19,418	18,119		18,862	17,504		16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436		19,580		19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489			14,582	14,519	14,406	13,984	14,060	14,042		13,910	14,214	14,837	14,045	13,822	13,559		13,283	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683	10,528	9,802	9,869	10,503	10,696	10,785	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 12,043	11,621		11,341	11,190		10,709	10,127	10,033	10,446	10,509	10,168	10,414	10,039	10,269	10,036	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,811	29,734		29,017	28,629		27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678		25,042	24,644	24,108	23,167	23,957		23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723		19,443	18,862	19,418	18,119		18,862	17,504		16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436		19,580		19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489			14,582	14,519	14,406	13,984	14,060	14,042		13,910	14,214	14,837	14,045	13,822	13,559		13,283	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683	10,528	9,802	9,869	10,503	10,696	10,785	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 30,110	29,050		28,473	27,848		26,500	24,931	25,101	26,600	26,951	26,221	26,862	25,372	25,604	25,069		24,475	24,181	23,343	22,241	23,188		22,465	21,326	20,974	20,062	18,383	18,778	19,718	20,037	19,414	18,210	18,132		17,853	17,221	17,651	16,608		17,623	16,690		15,440	17,007	17,730	16,233	17,693	17,661	19,348	18,656	19,231	20,281	19,411	19,546	18,267	19,158	18,592	18,161	17,747	17,624		16,731		16,029	15,599	15,758	15,174	13,677	14,051	14,606	13,626	12,899	12,647	12,072	10,701	12,209	13,304	13,309	12,919	12,466	12,202	11,978	12,171	11,998	11,208	11,969	11,503	11,284	10,933	10,122	11,127	10,904			11,704	11,638	11,271	10,866	10,800	10,546		10,506	10,780	11,192	10,586	10,470	10,158	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 23,147	22,338		21,799	21,508		20,583	19,465	19,285	20,078	20,200	19,544	20,017	19,296	19,739	19,291		18,813	18,514	18,111	17,404	17,998		17,450	16,732	16,634	15,872	14,531	14,981	15,628	16,077	15,509	14,658	14,817		14,607	14,170	14,588	13,612		14,170	13,150		12,402	13,714	14,239	13,309	14,534	14,517	15,780	15,446	15,855	16,674	16,033	16,429	15,631	16,304	15,906	15,797	15,592	15,353		14,710		14,327	14,003	14,067	13,443	11,967	12,266	12,674	11,943	11,343	10,992	10,534	9,515	11,000	11,966	12,100	11,688	11,410	11,106	10,877	11,141	11,109	10,426	11,083	10,721	10,588	10,312	9,558	10,282	10,134	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,811	29,734		29,017	28,629		27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678		25,042	24,644	24,108	23,167	23,957		23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723		19,443	18,862	19,418	18,119		18,862	17,504		16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436		19,580		19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489			14,582	14,519	14,406	13,984	14,060	14,042		13,910	14,214	14,837	14,045	13,822	13,559		13,283	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683	10,528	9,802	9,869	10,503	10,696	10,785	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 18,443	17,794		17,440	17,057		16,232	15,271	15,375	16,293	16,508	16,061	16,453	15,541	15,683	15,355		14,992	14,811	14,298	13,623	14,203		13,760	13,063	12,847	12,288	11,260	11,502	12,078	12,273	11,891	11,154	11,106		10,935	10,548	10,812	10,173		10,795	10,223	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	40,067		39,271	38,409		36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577		33,758	33,352	32,196	30,675	31,982		30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,777	25,117	25,008		24,624	23,752	24,346	22,907		24,307	23,020		21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307		23,076		22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,509	15,866	15,564	15,079	13,961	15,346	15,040			16,143	16,052	15,545	14,988	14,896	14,546		14,490	14,868	15,437	14,601	14,440	14,011		13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,114	12,652		12,401	12,129		11,542	10,858	10,932	11,585	11,738	11,420	11,699	11,051	11,152	10,918		10,660	10,532	10,167	9,687	10,099	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,811	29,734		29,017	28,629		27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678		25,042	24,644	24,108	23,167	23,957		23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723		19,443	18,862	19,418	18,119		18,862	17,504		16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436		19,580		19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489			14,582	14,519	14,406	13,984	14,060	14,042		13,910	14,214	14,837	14,045	13,822	13,559		13,283	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683	10,528	9,802	9,869	10,503	10,696	10,785	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 28,948	27,928		27,374	26,773		25,477	23,968	24,132	25,573	25,911	25,209	25,825	24,393	24,616	24,101		23,531	23,248	22,442	21,382	22,293		21,598	20,503	20,164	19,288	17,674	18,053	18,957	19,264	18,664	17,507	17,432		17,164	16,556	16,970	15,967		16,943	16,046		14,844	16,350	17,045	15,606	17,010	16,979	18,601	17,935	18,489	19,498	18,662	18,792	17,562	18,418	17,875	17,460	17,062	16,943		16,085		15,410	14,996	15,149	14,588	13,149	13,508	14,042	13,100	12,401	12,159	11,606	10,288	11,737	12,790	12,795	12,420	11,985	11,731	11,516	11,701	11,535	10,776	11,507	11,059	10,848	10,511	9,731	10,697	10,483			11,253	11,189	10,836	10,447	10,383	10,139	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,811	29,734		29,017	28,629		27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678		25,042	24,644	24,108	23,167	23,957		23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723		19,443	18,862	19,418	18,119		18,862	17,504		16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436		19,580		19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489			14,582	14,519	14,406	13,984	14,060	14,042		13,910	14,214	14,837	14,045	13,822	13,559		13,283	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683	10,528	9,802	9,869	10,503	10,696	10,785	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 15,885	15,329		14,960	14,759		14,125	13,357	13,234	13,778	13,862	13,412	13,737	13,242	13,546	13,238		12,910	12,705	12,429	11,943	12,351		11,975	11,482	11,415	10,892	9,972	10,281	10,724	11,033	10,643	10,059	10,168	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,811	29,734		29,017	28,629		27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678		25,042	24,644	24,108	23,167	23,957		23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723		19,443	18,862	19,418	18,119		18,862	17,504		16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436		19,580		19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489			14,582	14,519	14,406	13,984	14,060	14,042		13,910	14,214	14,837	14,045	13,822	13,559		13,283	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683	10,528	9,802	9,869	10,503	10,696	10,785	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 18,498	17,846		17,492	17,108		16,280	15,316	15,420	16,341	16,557	16,108	16,502	15,587	15,730	15,401		15,036	14,855	14,341	13,663	14,245		13,801	13,101	12,885	12,325	11,293	11,536	12,114	12,310	11,926	11,187	11,139		10,968	10,579	10,844	10,203		10,826	10,253		9,486	10,448	10,892	9,972	10,870	10,850	11,886	11,461	11,814	12,459	11,925	12,008	11,222	11,769	11,422	11,157	10,902	10,827		10,278	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,473	10,105	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 22,101	21,328		20,815	20,536		19,654	18,585	18,414	19,171	19,287	18,661	19,113	18,424	18,847	18,419		17,963	17,678	17,293	16,618	17,185		16,662	15,976	15,883	15,155	13,874	14,305	14,922	15,351	14,808	13,996	14,147		13,947	13,530	13,929	12,997		13,530	12,556		11,841	13,095	13,595	12,708	13,878	13,862	15,068	14,748	15,139	15,921	15,309	15,686	14,925	15,568	15,188	15,084	14,888	14,659		14,045		13,680	13,370	13,431	12,835	11,427	11,712	12,102	11,404	10,831	10,496	10,058	9,085	10,503	11,426	11,553	11,160	10,894	10,604	10,386	10,638	10,607	9,955	10,583	10,237	10,110	9,847	9,126	9,818	9,676		$ 10,000
MarketVector™ Alternative Asset Managers Index
Account Value [Line Items]
Line Graph and Table Measure Name	MarketVector™ Alternative Asset Managers Index
Account Value	$ 11,032	11,326		11,282	10,532	$ 10,000
MVIS® US Listed Biotech 25 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Listed Biotech 25 Index
Account Value	$ 15,299	15,254		14,976	14,156		13,713	14,126	14,521	15,192	15,271	14,487	15,309	15,558	16,255	16,606		16,499	15,436	15,073	14,288	15,218		14,914	15,166	15,136	13,829	13,159	14,185	14,891	14,662	14,219	14,101	14,566		14,748	14,249	15,279	14,561		15,218	14,232		12,737	13,214	13,994	13,218	13,409	13,266	14,694	14,234	14,941	17,136	17,670	18,016	18,242	19,512	18,679	18,210	16,603	16,992		15,804		16,124	16,847	15,300	15,194	13,721	14,552	14,424	14,813	14,649	14,467	13,314	11,482	12,021	11,890	12,528	12,617	11,306	10,557	11,018	11,282	11,563	10,409	11,020	11,479	11,623	11,405	9,943	11,040	10,621			12,086	11,998	11,419	10,645	10,472	10,242		10,668	10,720	11,503	11,048	11,090	11,151		11,824	11,916	11,441	11,061	10,327	10,737	10,491	10,676	10,031	9,455	9,549	9,021	10,114	9,976	10,112	8,982	9,677	9,327	9,098	8,805	8,922	11,116	10,872	10,815	10,000
Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 10,712	10,487		10,288	10,335		10,092	10,151	10,664	10,260	10,181	9,794	9,695	9,656	9,838	9,382		9,377	9,772	9,924	9,753	9,498		9,194	9,331	9,294	9,551	9,771	9,745	9,813	9,889	9,307	8,945	9,480		9,551	9,571	10,043	10,092	$ 10,000
MarketVector™ Top US Profitable Consumer Discretionary Companies Index
Account Value [Line Items]
Line Graph and Table Measure Name	MarketVector™ Top US Profitable Consumer Discretionary Companies Index
Account Value	$ 10,508	10,198	10,000
MVIS® Global Digital Assets Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Digital Assets Equity Index
Account Value	$ 6,328	5,198		5,078	4,805		3,772	3,021	2,636	3,463	4,433	4,217	5,288	3,763	3,340	3,003		3,462	3,384	2,879	2,521	3,288		2,824	2,194	2,936	1,946	1,594	1,562	1,842	2,419	1,949	1,693	1,546		1,356	1,245	1,304	798		1,022	1,403		1,484	1,801	1,886	1,317	2,242	3,050	4,564	4,405	4,124	5,651	8,154	8,404	6,487	7,958	6,787	7,385	7,081	8,684	$ 10,000
Morningstar® US Dividend Valuation Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Dividend Valuation Index
Account Value	$ 17,098	17,292		16,547	16,285		15,986	15,758	16,866	16,809	16,360	16,091	17,140	16,773	16,841	16,723		16,046	15,255	15,329	15,096	15,402		14,720	14,654	14,773	14,306	13,676	14,127	14,755	15,106	14,734	14,087	14,544		14,353	14,175	14,653	14,600		14,866	13,848		12,471	13,452	13,898	13,466	14,377	13,974	14,396	13,950	14,176	14,205	13,175	13,671	13,304	14,005	13,744	13,356	13,439	13,234		12,928		11,967	11,947	12,268	12,018	11,038	11,253	11,451	11,022	10,694	10,848	10,651	9,677	10,866	11,983	12,240	11,871	11,570	11,373	11,183	11,245	11,197	10,449	11,109	10,799	10,546	10,142	9,675	10,495	10,005	10,000
MVIS® North America Energy Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> North America Energy Infrastructure Index
Account Value	$ 18,607	18,268		18,102	18,269		17,755	17,301	18,254	17,986	17,629	17,061	18,154	15,947	15,275	15,163		14,559	14,140	13,742	13,206	13,311		12,450	11,966	11,899	11,975	11,151	11,145	11,260	11,295	10,806	10,057	10,445		10,214	10,243	10,649	10,201		10,841	10,397		9,318	10,373	10,370	9,391	10,792	10,122	10,352	9,644	9,224	8,491	8,362	9,007	8,502	8,113	8,220	8,548	8,211	7,731		7,331		6,833	6,356	6,099	5,983	4,979	4,968	5,593	5,396	5,387	5,527	5,148	3,823	6,607	7,330	7,632	7,115	7,529	7,604	7,552	8,011	7,892	7,692	7,979	7,823	7,635	7,473	6,559	7,447	7,741			8,304	8,251	8,491	8,120	8,247	8,234		7,659	8,190	8,800	8,364	8,145	8,398		8,424	8,241	8,514	8,157	8,158	8,679	8,775	8,950	9,225	8,738	8,484	8,370	8,419	8,222	7,928	7,571	7,312	6,997	6,249	5,538	6,341	6,982	9,326	10,903	10,000
NYSE Arca Environmental Services Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Arca Environmental Services Index (TR)
Account Value	$ 36,724	37,571		36,457	36,028		35,288	33,476	33,306	33,952	33,344	32,226	35,854	33,841	33,733	33,692		32,937	31,822	30,974	30,036	31,210		30,165	27,501	28,409	26,734	24,916	26,442	28,666	29,985	29,919	26,406	26,636		26,924	26,749	27,055	25,180		27,001	25,973		24,055	26,437	26,356	23,920	26,032	26,389	27,850	25,573	24,685	28,121	27,756	28,630	26,197	27,066	26,484	25,810	25,786	25,546		24,126		22,287	21,550	21,902	20,896	18,000	18,026	18,113	17,622	16,847	16,682	15,466	14,087	18,120	19,284	19,384	19,017	18,664	18,860	18,507	18,817	18,556	17,301	18,170	17,445	17,232	16,517	15,024	16,747	16,197			17,295	17,315	17,054	16,159	15,908	15,030		15,166	15,279	15,778	15,432	15,182	15,323		15,186	14,173	14,367	13,941	13,812	13,843	13,687	13,575	13,229	13,256	12,988	12,108	12,147	12,120	12,042	11,817	11,339	11,199	11,222	10,123	10,010	10,143	10,457	10,448	10,000
MarketVector™ US Listed Fabless Semiconductor Index
Account Value [Line Items]
Line Graph and Table Measure Name	MarketVector™ US Listed Fabless Semiconductor Index
Account Value	$ 15,208	13,959		13,508	12,428		10,786	9,403	9,249	10,433	11,489	11,569	10,897	10,224	10,161	9,971	$ 10,000
MVIS® Global Gaming Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Gaming Index
Account Value	$ 19,540	20,475		19,608	18,601		17,199	16,443	16,323	18,162	17,966	17,713	18,968	18,282	18,958	17,434		17,237	17,073	16,835	16,763	18,309		18,634	17,918	17,882	16,562	15,564	16,532	18,041	19,311	18,508	17,684	19,144		18,298	17,918	17,956	15,888		16,286	14,393		13,438	14,482	14,783	13,854	14,952	15,160	16,400	17,273	17,048	18,082	17,081	20,063	19,576	20,686	19,539	21,387	22,049	22,357		21,456		21,203	18,225	18,787	17,593	14,664	15,624	15,512	13,651	13,282	13,408	12,657	10,367	14,502	15,936	16,749	15,678	15,391	14,198	13,876	14,658	14,526	13,507	15,197	14,190	14,564	14,514	12,834	13,527	13,249			14,880	16,043	17,224	17,140	18,441	17,581		17,144	17,501	18,332	17,323	16,233	15,461		15,450	14,741	14,758	14,739	14,451	14,220	13,680	12,869	12,679	12,360	12,959	12,349	12,649	11,970	12,041	11,009	11,748	11,490	11,905	10,961	10,705	11,109	10,816	11,358	10,000
NDR CMG US Large Cap Long/Flat Index
Account Value [Line Items]
Line Graph and Table Measure Name	NDR CMG US Large Cap Long/Flat Index
Account Value	$ 24,457	23,596		23,127	22,619		21,525	20,853	21,634	22,926	23,229	22,600	23,151	21,868	22,068	21,606		21,095	20,841	20,119	19,169	19,985		19,362	18,381	18,077	17,291	16,305	16,655	17,489	17,772	17,219	16,151	16,081		15,977	15,232	15,613	15,006		15,446	14,994		14,593	14,988	16,168	16,156	16,136	16,614	18,202	17,550	18,092	19,079	18,261	18,388	17,184	18,022	17,490	17,085	16,695	16,579		15,739		15,079	14,674	14,824	14,275	12,866	13,218	13,740	12,819	12,134	11,898	11,357	10,066	11,485	12,515	12,520	12,153	11,728	11,479	11,268	11,450	11,287	10,544	11,260	10,822	10,658	10,520	10,078	10,838	10,621			11,400	11,336	11,039	10,715	10,659	10,454		10,440	10,713	11,123	10,520	10,430	10,158	$ 10,000
Morningstar® Global Wide Moat Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Wide Moat Focus Index
Account Value	$ 22,727	22,093		21,615	21,355		20,784	19,687	19,555	19,748	19,353	18,291	18,943	18,433	19,390	18,838		17,961	17,048	17,192	16,744	17,401		16,884	16,350	16,620	15,621	14,378	14,996	15,764	16,575	16,081	15,224	15,830		15,649	15,383	15,937	14,922		15,305	14,043		13,118	14,555	15,313	14,313	15,512	15,314	16,363	16,253	16,426	16,775	15,972	16,777	16,209	16,967	16,584	16,444	16,459	16,168		15,429		14,933	14,639	14,595	14,173	12,748	13,113	13,460	12,685	12,240	12,018	11,435	10,222	11,585	12,623	12,549	12,191	11,804	11,534	11,293	11,424	11,294	10,622	11,237	10,839	10,777	10,443	9,778	10,560	10,133	$ 10,000
Morningstar® Global Markets ex-US Wide Moat Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Markets ex-US Wide Moat Focus Index
Account Value	$ 20,632	20,277		19,277	19,194		19,058	18,563	18,285	18,453	17,719	16,913	17,005	17,202	18,596	17,300		16,843	16,586	17,178	16,367	16,354		16,006	15,577	16,342	15,755	14,533	15,316	15,983	17,075	16,150	15,449	16,153		16,214	15,929	16,243	14,760		14,656	12,747		12,458	13,888	14,430	14,169	15,394	15,049	15,705	15,865	15,943	15,800	15,120	15,984	15,749	16,036	15,898	16,648	17,321	16,827		16,554		16,221	15,485	15,641	15,008	13,009	13,340	13,805	13,156	12,821	12,361	12,129	11,187	12,830	13,819	14,522	13,981	13,780	13,333	12,885	13,313	13,488	12,790	13,846	13,524	13,621	13,377	12,389	13,047	12,652			13,875	13,841	14,027	13,640	13,868	14,346		14,183	14,376	15,070	14,229	13,985	13,873		13,902	13,702	13,578	12,933	12,888	12,362	12,124	11,733	11,475	10,916	10,777	10,588	10,874	10,627	10,507	10,025	10,518	10,742	10,591	9,726	9,641	10,320	10,531	10,710	10,000
Morningstar® US Small-Mid Cap Moat Focus IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Small-Mid Cap Moat Focus IndexSM
Account Value	$ 14,368	14,527		14,097	13,831		13,272	12,593	13,021	14,057	14,430	13,664	14,558	13,631	13,697	13,387		13,245	12,512	12,635	12,420	13,336		12,731	11,945	12,286	11,197	10,178	11,006	11,574	12,077	11,577	10,569	10,824		10,977	11,286	11,668	10,418		10,924	10,103	$ 10,000
Morningstar® Wide Moat Focus IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Wide Moat Focus IndexSM
Account Value	$ 42,657	42,329		41,629	40,319		38,526	36,967	37,758	39,427	40,975	39,737	41,611	39,836	40,970	40,249		38,542	36,555	36,539	36,009	37,887		36,574	35,079	35,704	33,100	30,112	31,592	33,409	34,655	33,200	31,134	31,005		30,694	29,321	30,142	26,966		28,527	26,228		24,564	27,263	28,662	26,084	28,193	28,196	30,466	29,984	30,319	31,024	29,588	30,606	29,515	30,798	30,366	29,773	29,436	28,981		27,781		26,224	24,714	24,858	24,119	20,972	21,563	22,397	21,115	20,607	20,527	19,683	17,268	19,764	21,292	21,599	21,152	20,286	19,474	18,763	19,205	18,650	17,392	18,899	18,059	18,064	17,426	15,922	17,525	16,719			17,740	17,522	17,189	16,510	16,113	15,914		15,685	16,251	17,031	16,041	15,779	15,128		15,073	14,787	14,889	14,754	14,342	14,270	13,994	14,031	13,344	12,958	12,893	12,220	12,505	12,716	12,613	11,942	12,184	11,865	11,279	10,596	10,070	10,589	10,981	10,792	10,000
Morningstar® US Broad Value Wide Moat Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Broad Value Wide Moat Focus Index
Account Value	$ 11,674	11,713		11,385	10,986		10,615	10,314	10,681	11,015	11,139	10,919	11,500	11,069	11,201	11,019		10,624	9,971	10,089	9,772	10,231	$ 10,000
MVIS® US Listed Pharmaceutical 25 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Listed Pharmaceutical 25 Index
Account Value	$ 17,005	16,729		15,618	16,452		16,477	16,768	16,965	17,445	16,578	16,087	16,740	16,943	17,591	18,389		17,214	16,865	16,669	16,151	16,634		16,295	15,645	14,928	14,366	13,782	14,546	14,919	14,660	14,334	13,743	14,351		14,008	13,654	14,147	14,056		13,897	13,132		12,072	12,696	13,803	13,756	14,180	13,892	14,191	13,487	13,510	13,708	12,692	13,343	12,853	13,443	13,232	12,873	12,724	12,276		12,101		11,836	11,959	11,668	11,385	10,323	10,824	11,235	11,009	10,816	11,005	10,538	9,408	10,218	11,089	11,117	10,731	10,236	9,780	9,682	9,877	10,044	9,363	9,954	10,324	10,316	9,966	9,360	10,632	10,236			10,870	10,739	10,451	9,925	9,755	9,528		9,463	9,653	10,267	9,909	9,555	9,200		9,581	9,230	9,618	9,743	9,458	9,112	9,026	9,100	8,553	8,587	8,451	8,456	9,336	9,570	10,047	9,488	9,507	9,406	9,195	9,175	9,671	10,433	10,305	10,329	10,000
Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 14,464	14,160		13,892	13,955		13,627	13,706	14,398	13,854	13,747	13,224	13,091	13,038	13,284	12,668		12,662	13,194	13,400	13,169	12,824		12,414	12,599	12,549	12,896	13,193	13,158	13,250	13,352	12,566	12,078	12,800		12,897	12,923	13,560	13,627		13,969	13,597		13,331	14,508	14,495	13,902	15,581	15,347	14,737	13,564	12,769	11,738	11,338	12,233	11,925	11,359	11,393	11,187	10,984	10,692		9,874		10,090	9,477	9,235	8,797	8,499	8,381	8,671	8,122	7,683	7,512	7,200	7,312	8,386	8,831	9,532	9,075	9,313	9,129	9,023	9,237	9,299	9,057	9,372	9,411	9,428	9,334	8,852	9,506	9,561			9,771	9,588	9,760	9,973	10,334	10,190	$ 10,000
MVIS® US Listed Retail 25 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Listed Retail 25 Index
Account Value	$ 38,209	37,770		36,727	36,327		35,823	34,575	34,361	36,048	36,432	34,082	35,062	32,359	32,970	31,606		31,458	31,037	30,293	29,872	31,838		31,021	28,756	28,442	26,760	25,082	25,079	26,358	26,903	26,110	24,456	24,742		24,424	23,831	25,311	23,715		25,579	24,076		22,889	24,533	24,965	22,488	23,915	25,191	26,684	25,969	26,768	28,761	28,068	27,350	25,622	26,585	25,903	25,739	25,038	25,459		24,192		22,512	22,938	23,010	22,993	21,026	21,693	22,175	20,641	19,305	18,783	17,616	15,368	16,388	17,421	17,534	17,339	16,828	16,546	16,278	15,905	15,752	14,670	15,650	15,164	14,788	14,629	13,594	14,823	14,781			15,955	15,849	14,755	14,340	13,766	13,829		13,351	13,855	14,533	13,084	12,607	11,516		11,490	11,162	11,531	11,346	11,688	11,487	11,159	11,176	10,831	10,723	10,805	10,422	10,836	10,977	11,160	10,752	10,649	10,579	10,720	10,190	10,223	10,804	10,602	10,449	10,000
BlueStar Robotics Index
Account Value [Line Items]
Line Graph and Table Measure Name	BlueStar Robotics Index
Account Value	$ 15,339	14,561		14,324	14,104		13,037	12,013	12,021	12,854	13,227	12,659	12,964	12,713	13,346	13,255		13,286	13,339	13,024	12,385	13,084		12,733	11,847	11,813	10,801	9,534	10,250	10,976	11,414	11,337	10,583	10,038	$ 10,000
MVIS® US Listed Semiconductor 25 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Listed Semiconductor 25 Index
Account Value	$ 147,061	130,699		129,964	125,562		107,836	95,129	95,054	104,729	109,608	108,913	108,417	108,135	109,824	108,932		110,568	116,621	107,460	95,743	100,596		94,692	83,059	78,125	71,272	61,715	64,367	69,339	71,277	67,623	63,953	54,860		58,410	53,105	52,598	45,042		49,930	41,512		40,595	47,001	52,022	44,656	53,544	50,355	59,057	58,781	60,358	67,669	66,494	59,619	55,821	58,983	57,358	57,062	54,214	52,886		52,971		52,408	49,318	47,500	45,011	37,802	37,688	37,898	35,946	33,057	30,560	28,897	25,299	28,501	29,758	30,599	28,316	27,174	25,378	24,389	24,933	23,482	20,934	24,768	22,653	21,998	20,586	18,608	20,028	19,581			$ 22,246	$ 22,768	$ 22,266	$ 21,441	$ 22,403	$ 20,324		$ 21,821	$ 22,269	$ 22,280	$ 20,453	$ 20,670	$ 20,963		$ 19,249	$ 18,269	$ 17,698	$ 16,896	$ 17,716	$ 16,438	$ 16,438	$ 15,745	$ 15,381	$ 14,782	$ 14,517	$ 13,969	$ 14,191	$ 13,525	$ 12,983	$ 11,657	$ 11,620	$ 10,733	$ 11,257	$ 10,301	$ 10,177	$ 10,909	$ 11,142	$ 10,855	$ 10,000
BUZZ NextGen AI US Sentiment Leaders Index
Account Value [Line Items]
Line Graph and Table Measure Name	BUZZ NextGen AI US Sentiment Leaders Index
Account Value	$ 14,801	13,199		13,240	12,443		11,042	9,728	9,160	10,074	10,464	10,193	10,363	8,880	8,764	8,519		8,682	8,638	8,457	8,025	8,747		8,300	7,340	7,614	6,813	5,856	6,244	6,620	7,278	6,653	6,231	5,804		6,032	5,736	5,829	4,914		5,610	5,486		5,127	5,747	5,961	5,196	6,022	6,167	7,791	7,589	7,858	9,367	10,132	10,497	9,888	10,571	10,183	10,704	9,895	9,912		9,649	$ 10,000
MarketVector™ Top US Profitable Technology Companies Index
Account Value [Line Items]
Line Graph and Table Measure Name	MarketVector™ Top US Profitable Technology Companies Index
Account Value	$ 10,857	10,097	$ 10,000
MVIS® Global Video Gaming and eSports Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Video Gaming and eSports Index
Account Value	$ 43,940	$ 41,226		$ 38,834	$ 39,363		$ 36,656	$ 34,111	$ 31,087	$ 32,617	$ 31,290	$ 30,122	$ 30,192	$ 26,789	$ 27,429	$ 25,316		$ 24,409	$ 23,911	$ 23,224	$ 21,611	$ 22,310		$ 22,057	$ 20,507	$ 20,293	$ 19,535	$ 17,608	$ 18,236	$ 19,162	$ 20,710	$ 19,614	$ 18,533	$ 17,885		$ 18,592	$ 16,382	$ 17,116	$ 15,163		$ 15,668	$ 13,925		$ 14,156	$ 16,499	$ 17,432	$ 16,376	$ 18,131	$ 17,372	$ 20,181	$ 20,857	$ 21,270	$ 22,835	$ 24,261	$ 23,021	$ 21,682	$ 22,903	$ 22,483	$ 24,111	$ 23,514	$ 23,458		$ 22,519		$ 23,788	$ 23,971	$ 23,142	$ 21,591	$ 19,688	$ 20,197	$ 20,405	$ 18,593	$ 17,061	$ 15,521	$ 13,836	$ 12,738	$ 12,633	$ 12,751	$ 12,532	$ 11,745	$ 11,245	$ 11,068	$ 11,050	$ 10,994	$ 10,897	$ 10,379	$ 10,728	$ 10,327	$ 9,504	$ 9,711	$ 8,791	$ 9,175	$ 9,058		$ 10,000